RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS [abstract]
RELATED PARTY TRANSACTIONS

11.   RELATED PARTY TRANSACTIONS

In addition to the related party transactions and balances disclosed elsewhere in these financial statements, the Company entered into the following related party transactions during the years ended December 31, 2022, and 2021:

(a)    Purchase of Goods and Services

During the year ended December 31, 2021, the Company was charged $5 thousand for general and administrative services pursuant to a shared services agreement with Gold Group Management Inc., a company of which Simon Ridgway, the Company’s former Chairman, is a director. Effective February 2, 2021, Mr. Ridgway resigned as director and Chairman of the Board, and costs incurred with Gold Group Management Inc. are no longer reported as related party transactions.

(b)    Key Management Personnel

During the years ended December 31, 2022, and 2021, the Company was charged for consulting services by Mario Szotlender, a director of the Company. During the year ended December 31, 2021, the Company was charged consulting services by Mill Street Services Ltd., a company of which Mr. Ridgway, the Company’s former Chairman, is a director. Effective February 2, 2021, Mr. Ridgway resigned as director and Chairman of the Board, and costs associated incurred with Mill Street Services Ltd. are no longer reported as related party transactions.

Amounts paid to key management personnel were as follows:

	Years ended December 31,
	2022	2021
Salaries and benefits	$11,532	$7,639
Directors fees	934	658
Consulting fees	69	78
Share-based payments	7,042	2,565
	$19,577	$10,940